UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AllianceBernstein L.P. (formerly known as Alliance Capital
               Management L.P.)
Address:   1345 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-10562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laurence H. Bertan
Title:  Senior Vice President & Assistant Secretary
Phone:  (212) 969-1000

Signature, Place, and Date of Signing:


 /s/  Laurence H. Bertan        New York, NY                November 12, 2010
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

For information relating to holdings of 13F securities for periods ending prior to September 30, 2003 by Alliance Capital Management L.P., please refer to Forms 13F-HR filed by AXA Financial,Inc. for those periods.

(Please direct all questions to Laurence H. Bertan,     (212) 969-1309)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             None

Form 13F Information Table Value Total:             None